Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110


                                                               February 23, 2010


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Variable Contracts Trust (the "Trust")
      Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File Nos. 33-84546 and 811-08786)

Ladies and Gentlemen:

         Attached for filing on behalf of the Trust is Post-Effective Amendment No. 47 to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 48 under the Investment Company Act of 1940, as amended (the "Amendment").

         The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to address the new requirements with respect to summary and statutory prospectuses (the "Summary Prospectus Requirements"). The Amendment is to be effective on May 1, 2010.

         Please note that the Staff of the Commission recently reviewed annual post-effective amendments filed pursuant to Rule 485(a) under the 1933 Act by the registrants in the Pioneer Funds complex listed on Exhibit A in order to comply with the Summary Prospectus Rules. The Staff provided comments on these filings, and the registrants listed on Exhibit A responded to the Staff's comments with respect to these filings. The Staff's comments were provided by Mr. Dominic Minore of the Commission. On December 29, 2009, the Staff of the Commission granted Rule 485(b)(1)(vii) treatment to certain registrants in the Pioneer Funds complex to file the annual post-effective amendment to their registration statements on Form N-1A pursuant to Rule 485(b) that would otherwise be required to be filed pursuant to Rule 485(a) solely for the purpose of complying with the Summary Prospectus Rules.

         Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

                                                               Very truly yours,

                                                           /s/ Jeremy Kantrowitz
                                                               Jeremy Kantrowitz

cc: Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.


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                                                               Exhibit A
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                                                 Pioneer Funds filed under Rule 485(a)

Registrants with 6/30 Fiscal Year Ends                     Series of Registrant
Pioneer Bond Fund
(File Nos. 002-62436, 811-02864)
Filed on: September 1, 2009
(Accession No.: 0000276776-09-000057)
                                                           Pioneer Bond Fund
Pioneer Series Trust III
(File Nos. 333-120144, 811-21664)
Filed on: September 1, 2009
(Accession No.: 0001306349-09-000003)
                                                           Pioneer Cullen Value Fund



Registrants with 7/31 Fiscal Year Ends                     Series of Registrant
Pioneer Ibbotson Allocation Series
(File Nos. 333-114788, 811-21569)
Filed on: September 30, 2009
(Accession No.: 0001288255-09-000009)
                                                           Pioneer Ibbotson Aggressive Allocation Fund
                                                           Pioneer Ibbotson Conservative Allocation Fund
                                                           Pioneer Ibbotson Growth Allocation Fund
                                                           Pioneer Ibbotson Moderate Allocation Fund

Pioneer Series Trust IV
(File Nos. 333-135475, 811-21781)
Filed on: October 1, 2009
(Accession No.: 0001331854-09-000012)
                                                           Pioneer Classic Balanced Fund
                                                           Pioneer Government Income Fund
                                                           Pioneer Institutional Money Market Fund
                                                           Pioneer Treasury Reserves Fund



Registrants with 8/31 Fiscal Year Ends                     Series of Registrant
Pioneer Series Trust V
(File Nos. 333-129005, 811-21823)
Filed on: October 30, 2009
(Accession No.: 0001341256-09-000033)
                                                           Pioneer Global Equity Fund
                                                           Pioneer High Income Municipal Fund
                                                           Pioneer Disciplined Growth Fund
                                                           Pioneer Disciplined Value Fund

Pioneer Short Term Income Fund
(File Nos. 333-114423, 811-21558)
Filed on: October 30, 2009
(Accession No.: 0001286364-09-000010)
                                                           Pioneer Short Term Income Fund

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